Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit Plans

Note 17	Benefit Plans
Change in accounting principle
As discussed in Note 2, the Company changed its accounting principle for recognizing actuarial gains and losses and expected return on plan assets for its pension and other postretirement plans to a more preferable policy under U.S. GAAP. Under the new principle, remeasurement of projected benefit obligation and plan assets are immediately recognized through earnings and are referred to as pension and other postretirement remeasurement gains and losses on the Consolidated Statements of Operations. This change has been applied on a retrospective basis. See Note 2 for further information regarding the impact of the change in accounting principle on the consolidated financial statements.
Pension and other postretirement plans
Defined benefit pension plans cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service, eligible annual compensation and, prior to January 1, 2014, either a cash balance or final average pay formula. A cash balance formula applies to all eligible employees hired after August 1, 2002. Eligible employees hired before August 1, 2002 chose between the cash balance formula and the final average pay formula. In July 2013, the Company amended its primary plans effective January 1, 2014 to introduce a new cash balance formula to replace the previous formulas (including the final average pay formula and the previous cash balance formula) under which eligible employees accrue benefits.
The Company also provides a medical coverage subsidy for eligible employees hired before January 1, 2003, including their eligible dependents, when they retire and certain life insurance benefits for eligible retirees (“postretirement benefits”). In July 2013, the Company amended the plan to eliminate the life insurance benefits effective January 1, 2014 for current eligible employees and effective January 1, 2016 for eligible retirees who retired after 1989. The Company continues to pay life insurance premiums for certain retiree plaintiffs subject to a court order requiring it to do so until such time as their lawsuit seeking to keep their life insurance benefits intact is resolved. Qualified employees may become eligible for a medical subsidy if they retire in accordance with the terms of the applicable plans and are continuously insured under the Company’s group plans or other approved plans in accordance with the plan’s participation requirements. The Company shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Company’s share being subject to a 5% limit on future annual medical cost inflation after retirement. For Medicare-eligible retirees, the Company provides a fixed Company contribution based on years of service and other factors, which is not subject to adjustments for inflation.
The Company has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Obligations and funded status
The Company calculates benefit obligations based upon generally accepted actuarial methodologies using the projected benefit obligation (“PBO”) for pension plans and the accumulated postretirement benefit obligation (“APBO”) for other postretirement plans. The determination of pension costs and other postretirement obligations are determined using a December 31 measurement date. The benefit obligations represent the actuarial present value of all benefits attributed to employee service rendered as of the measurement date. The PBO is measured using the pension benefit formulas and assumptions as to future compensation levels. A plan’s funded status is calculated as the difference between the benefit obligation and the fair value of plan assets. The Company’s funding policy for the pension plans is to make contributions at a level in accordance with regulations under the Internal Revenue Code (“IRC”) and generally accepted actuarial principles.

Change in projected benefit obligation, plan assets and funded status
	As of December 31,
	Pension benefits		Postretirement benefits
($ in millions)	2018	2017	2018	2017
Change in projected benefit obligation
Benefit obligation, beginning of year	$6,815	$6,591	$386	$373
Service cost	110	111	7	8
Interest cost	255	254	15	15
Participant contributions	—	—	13	12
Actuarial (gains) losses	(255)	406	(4)	8
Benefits paid	(646)	(553)	(35)	(35)
Translation adjustment and other	(55)	6	(7)	5
Benefit obligation, end of year	$6,224	$6,815	$375	$386

Change in plan assets
Fair value of plan assets, beginning of year	$6,284	$5,650
Actual return on plan assets	(300)	1,051
Employer contribution	16	131
Benefits paid	(646)	(553)
Translation adjustment and other	(55)	5
Fair value of plan assets, end of year	$5,299	$6,284

Funded status (1) (2) (3)	$(925)	$(531)	$(375)	$(386)

Amounts recognized in AOCI
Unamortized pension and other postretirement prior service credit	$(198)	$(254)	$(16)	$(37)

(1)	The primary qualified employee plan represents 78% of the pension benefits’ underfunded status as of December 31, 2018.

(2)	The funded status is recorded within other liabilities and accrued expenses on the Consolidated Statements of Financial Position.

(3)	The Company’s other postretirement benefit plans are not funded.

Changes in items not yet recognized as a component of net cost for pension and other postretirement plans
($ in millions)	Pension benefits	Postretirement benefits
Items not yet recognized as a component of net cost – December 31, 2017	$(254)	$(37)
Prior service credit amortized to net cost	56	21
Items not yet recognized as a component of net cost – December 31, 2018	$(198)	$(16)

The prior service credit is recognized as a component of net cost for pension and other postretirement plans amortized over the average remaining service period of active employees expected to receive benefits. The prior service credit that will be amortized to net cost for pension and postretirement plans in 2019 is estimated to be $56 million and $3 million, respectively.
The accumulated benefit obligation (“ABO”) for all defined benefit pension plans was $6.15 billion and $6.74 billion as of December 31, 2018 and 2017, respectively. The ABO is the actuarial present value of all benefits attributed by the pension benefit formula to employee service rendered at the measurement date. However, it differs from the PBO due to the exclusion of an assumption as to future compensation levels.
The PBO, ABO and fair value of plan assets for the Company’s pension plans with an ABO in excess of plan assets were $5.99 billion, $5.93 billion and $5.07 billion, respectively, as of December 31, 2018 and $6.42 billion, $6.36 billion and $5.89 billion, respectively, as of December 31, 2017. Included in the accrued benefit cost of the pension benefits are certain unfunded non-qualified plans with accrued benefit costs of $135 million and $140 million for 2018 and 2017, respectively.

Components of net cost (benefit) for pension and other postretirement plans
	For the years ended December 31,
	Pension benefits			Postretirement benefits
($ in millions)	2018	2017	2016	2018	2017	2016
Service cost	$110	$111	$113	$7	$8	$9
Interest cost	255	254	286	15	15	18
Expected return on plan assets	(427)	(419)	(387)	—	—	—
Amortization of prior service credit	(56)	(56)	(56)	(21)	(25)	(21)
Costs and expenses	(118)	(110)	(44)	1	(2)	6
Remeasurement of projected benefit obligation	(255)	406	388	(4)	8	(14)
Remeasurement of plan assets	727	(631)	(104)	—	—	—
Remeasurement gains and losses	472	(225)	284	(4)	8	(14)
Total net cost (benefit)	$354	$(335)	$240	$(3)	$6	$(8)

The service cost component is the actuarial present value of the benefits attributed by the plans’ benefit formula to services rendered by the employees during the period.
Interest cost is the increase in the PBO in the period due to the passage of time at the discount rate. Interest cost fluctuates as the discount rate changes and is also impacted by the related change in the size of the PBO.
The expected return on plan assets is determined as the product of the expected long-term rate of return on plan assets and the fair value of plan assets.
Pension and other postretirement service cost, interest cost, expected return on plan assets and amortization of prior service credits are reported in property and casualty insurance claims and claims expense, operating costs and expenses, net investment income and (if applicable) restructuring and related charges on the Consolidated Statements of Operations.
Remeasurement gains and losses relate to changes in discount rates, the differences between actual return on plan assets and the expected long-term rate of return on plan assets, and differences between actual plan experience and actuarial assumptions. The Company remeasures its pension and postretirement plans on a quarterly basis.

Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
	For the years ended December 31,
	Pension benefits			Postretirement benefits
($ in millions)	2018	2017	2016	2018	2017	2016
Discount rate	4.06%	3.96%	4.78%	3.95%	3.91%	4.56%
Rate of increase in compensation levels	3.15	3.16	3.16	n/a	n/a	n/a
Expected long-term rate of return on plan assets	7.33	7.32	7.30	n/a	n/a	n/a

Weighted average assumptions used to determine benefit obligations
	For the years ended December 31,
	Pension benefits		Postretirement benefits
	2018	2017	2018	2017
Discount rate	4.31%	3.67%	4.22%	3.63%
Rate of increase in compensation levels	3.16	3.15	n/a	n/a

The weighted average health care cost trend rate used in measuring the accumulated postretirement benefit cost is 5.9% for 2019, gradually declining to 4.5% in 2038 and remaining at that level thereafter.
Pension plan assets In general, the Company’s pension plan assets are managed in accordance with investment policies approved by pension investment committees. The purpose of the policies is to ensure the plans’ long-term ability to meet benefit obligations by prudently investing plan assets and Company contributions, while taking into consideration regulatory and legal requirements and current market conditions. The investment policies are reviewed periodically and specify target plan asset allocation by asset category. In addition, the policies specify various asset allocation and other risk limits. The target asset allocation takes the plans’ funding status into consideration, among other factors, including anticipated demographic changes or liquidity requirements that may affect the funding status such as the potential impact of lump sum settlements as well as existing or expected market conditions. In general, the allocation has a lower overall investment risk when a plan is in a stronger funded status position since there is less economic incentive to take risk to increase the expected returns on the plan assets. As a result, the primary employee plan has a greater allocation to equity securities than the employee-agent plan. The primary qualified employee plan comprises 81% of total plan assets and 82% of equity securities. The pension plans’ asset exposure within each asset category is tracked against widely accepted established benchmarks for each asset class with limits on variation from the benchmark established in the investment policy. Pension plan assets are regularly monitored for compliance with these limits and other risk limits specified in the investment policies.

Weighted average target asset allocation and actual percentage of plan assets by asset category
	As of December 31, 2018
	Target asset allocation (1)	Actual percentage of plan assets
Pension plan’s asset category	2018	2018	2017
Equity securities (2)	36 - 53%	47%	58%
Fixed income securities	40 - 53%	41	34
Limited partnership interests	0 - 15%	9	6
Short-term investments and other	—	3	2
Total without securities lending (3)		100%	100%

(1)	The target asset allocation considers risk based exposure while the actual percentage of plan assets utilizes a financial reporting view excluding exposure provided through derivatives.

(2)
The actual percentage of plan assets for equity securities includes 1% and 2% of private equity investments in 2018 and 2017, respectively, that are subject to the limited partnership interests target allocation and 4% and 3% of fixed income mutual funds in 2018 and 2017, respectively, that are subject to the fixed income securities target allocation.

(3)	Securities lending collateral reinvestment of $208 million and $202 million is excluded from the table above in 2018 and 2017, respectively.
The target asset allocation for an asset category may be achieved either through direct investment holdings, through replication using derivative instruments (e.g., futures or swaps) or net of hedges using derivative instruments to reduce exposure to an asset category. The net notional amount of derivatives used for replication and hedges is limited to 105% or 115% of total plan assets depending on the plan. Market performance of the different asset categories may, from time to time, cause deviation from the target asset allocation. The asset allocation mix is reviewed on a periodic basis and rebalanced to bring the allocation within the target ranges.
Outside the target asset allocation, the pension plans participate in a securities lending program to enhance returns. As of December 31, 2018, U.S. government fixed income securities and U.S. equity securities are lent out and cash collateral is invested in short-term investments.

Fair values of pension plan assets as of December 31, 2018
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2018
Equity securities	$51	$265	$—	$316
Fixed income securities:
U.S. government and agencies	172	509	—	681
Corporate	—	1,479	5	1,484
Short-term investments	122	198	—	320
Free-standing derivatives:
Assets	—	19	—	19
Liabilities	—	(11)	—	(11)
Total plan assets at fair value	$345	$2,459	$5	2,809
% of total plan assets at fair value	12.3%	87.5%	0.2%	100.0%

Investments measured using the net asset value practical expedient				2,687
Securities lending obligation (1)				(222)
Derivatives Counterparty and Cash Collateral Netting				(6)
Other net plan assets (2)				31
Total reported plan assets				$5,299

(1)
The securities lending obligation represents the plan’s obligation to return securities lending collateral received under a securities lending program. The terms of the program allow both the plan and the counterparty the right and ability to redeem/return the securities loaned on short notice. Due to its relatively short-term nature, the outstanding balance of the obligation approximates fair value.

(2)	Other net plan assets represent cash and cash equivalents, interest and dividends receivable and net receivables related to settlements of investment transactions, such as purchases and sales.

Fair values of pension plan assets as of December 31, 2017
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2017
Equity securities	$126	$264	$29	$419
Fixed income securities:
U.S. government and agencies	174	420	—	594
Corporate	—	1,543	10	1,553
Short-term investments	97	197	—	294
Cash and cash equivalents	21	—	—	21
Free-standing derivatives:
Assets	—	1	—	1
Total plan assets at fair value	$418	$2,425	$39	2,882
% of total plan assets at fair value	14.5%	84.1%	1.4%	100.0%

Investments measured using the net asset value practical expedient				3,598
Securities lending obligation				(216)
Other net plan assets				20
Total reported plan assets				$6,284

The fair values of pension plan assets are estimated using the same methodologies and inputs as those used to determine the fair values for the respective asset category of the Company. These methodologies and inputs are disclosed in Note 6.

Rollforward of Level 3 plan assets during December 31, 2018
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2017	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2018
Equity securities	$29	$—	$3	$—	$(32)	$—
Fixed income securities:
Corporate	10	—	—	(5)	—	5
Total Level 3 plan assets	$39	$—	$3	$(5)	$(32)	$5

Rollforward of Level 3 plan assets during December 31, 2017
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2016	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2017
Equity securities	$—	$—	$—	$29	$—	$29
Fixed income securities:
Corporate	10	—	—	—	—	10
Total Level 3 plan assets	$10	$—	$—	$29	$—	$39

Rollforward of Level 3 plan assets during December 31, 2016
		Actual return on plan assets:
($ in millions)	Balance as of December 31, 2015	Relating to assets sold during the period	Relating to assets still held at the reporting date	Purchases, sales and settlements, net	Net transfers in and/or (out) of Level 3	Balance as of December 31, 2016
Equity securities	$1	$(1)	$—	$—	$—	$—
Fixed income securities:
Municipal	7	—	—	(7)	—	—
Corporate	10	—	—	(5)	5	10
Total Level 3 plan assets	$18	$(1)	$—	$(12)	$5	$10

The expected long-term rate of return on plan assets reflects the average rate of earnings expected on plan assets. The Company’s assumption for the expected long-term rate of return on plan assets is reviewed annually giving consideration to appropriate financial data including, but not limited to, the plan asset allocation, forward-looking expected returns for the period over which benefits will be paid, historical returns on plan assets and other relevant market data. Given the long-term forward looking nature of this assumption, the actual returns in any one year do not immediately result in a change. In giving consideration to the targeted plan asset allocation, the Company evaluated returns using the same sources it has used historically which include: historical average asset class returns from an independent nationally recognized vendor of this type of data blended together using the asset allocation policy weights for the Company’s pension plans; asset class return forecasts from a large global independent asset management firm that specializes in providing multi-asset class investment fund products which were blended together using the asset allocation policy weights; and expected portfolio returns from a proprietary simulation methodology of a widely recognized external investment consulting firm that performs asset allocation and actuarial services for corporate pension plan sponsors. This same methodology has been applied on a consistent basis each year. All of these were consistent with the Company’s weighted average long-term rate of return on plan assets assumption of 7.33% used for 2018 and 7.33% that will be used for 2019. The assumption for the primary qualified employee plan is 7.75% and the employee-agent plan is 5.75% for both years. The employee-agent plan assumption is lower than the primary qualified employee plan assumption due to a lower investment allocation to equity securities and a higher allocation to fixed income securities. As of the 2018 measurement date, the arithmetic average of the annual actual return on plan assets for the most recent 10 and 5 years was 9.0% and 6.6%, respectively.
Cash flows There was no required cash contribution necessary to satisfy the minimum funding requirement under the Internal Revenue Code for the tax qualified pension plans as of December 31, 2018. The Company currently plans to contribute $26 million to its unfunded non-qualified plans and zero to its qualified funded pension plans in 2019.
The Company contributed $22 million and $23 million to the postretirement benefit plans in 2018 and 2017, respectively. Contributions by participants were $13 million and $12 million in 2018 and 2017, respectively.

Estimated future benefit payments expected to be paid in the next 10 years
	As of December 31, 2018
($ in millions)	Pension benefits	Postretirement benefits
2019	$448	$24
2020	462	25
2021	495	26
2022	509	27
2023	528	28
2024-2028	2,383	142
Total benefit payments	$4,825	$272

Allstate 401(k) Savings Plan
Employees of the Company, with the exception of those employed by the Company’s international, SquareTrade, Esurance and Answer Financial subsidiaries, are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Company’s contributions are based on the Company’s matching obligation. The Company is responsible for funding its anticipated contribution to the Allstate Plan, and may, at the discretion of management, use the ESOP to pre-fund certain portions. In connection with the Allstate Plan, the Company has a note from the ESOP with a principal balance of $2 million as of December 31, 2018. The ESOP note has a fixed interest rate of 7.9% and matures in 2019. The Company records dividends on the ESOP shares in retained income and all the shares held by the ESOP are included in basic and diluted weighted average common shares outstanding.
The Company’s contribution to the Allstate Plan was $89 million, $81 million and $80 million in 2018, 2017 and 2016, respectively. These amounts were reduced by the ESOP benefit.

ESOP benefit
	For the years December 31,
($ in millions)	2018	2017	2016
Interest expense recognized by ESOP	$—	$—	$1
Less: dividends accrued on ESOP shares	(1)	(1)	(3)
Cost of shares allocated	—	3	7
Compensation expense	(1)	2	5
Reduction of defined contribution due to ESOP	1	38	60
ESOP benefit	$(2)	$(36)	$(55)

The Company made zero, $1 million and $2 million in contributions to the ESOP in 2018, 2017 and 2016, respectively. As of December 31, 2018, total committed to be released, allocated and unallocated ESOP shares were zero, 39 million and 0.4 million, respectively.
Allstate’s Canadian, SquareTrade, Esurance and Answer Financial subsidiaries sponsor defined contribution plans for their eligible employees. Expense for these plans was $15 million, $12 million and $10 million in 2018, 2017 and 2016, respectively.